Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The Company’s property, plant and equipment, net consisted of the following (in thousands):

	As of
	December 31, 2023	December 31, 2022
Land	$64	$64
Leasehold improvements	4,837	4,126
Instruments and equipment	40,827	33,093
Vehicles	92	85
Office Equipment and furniture	2,103	1,719
Other	900	871
Construction in progress	6,287	6,780
	$55,110	$46,738

Less accumulated depreciation and amortization	$32,287	$27,049

Total property, plant and equipment, net	$22,823	$19,689